Preferred, Common Stock and Additional paid in capital	12 Months Ended
Dec. 31, 2017
Preferred, Common Stock and Additional paid in capital [Abstract]
Preferred, Common Stock and Additional paid in capital
9.      Preferred, Common Stock and Additional paid in capital:
Preferred Stock: Star Bulk is authorized to issue up to 25,000,000 shares of preferred stock, $0.01 par value with such designations, as voting, and other rights and preferences, as determined by the Board of Directors. As of December 31, 2016 and 2017 the Company had not issued any preferred stock.
Common Stock: On November 23, 2009, at the Company's annual meeting of shareholders, the Company's shareholders voted to approve an amendment to the Amended and Restated Articles of Incorporation increasing the number of common shares that the Company is authorized to issue from 100,000,000 registered common shares, par value $0.01 per share, to 300,000,000 registered common shares, par value $0.01 per share.
Each outstanding share of the Company's common stock entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of shares of common stock are entitled to ratably receive all dividends, if any, declared by the Company's Board of Directors out of funds legally available for dividends. Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of the Company's securities. All outstanding shares of common stock are fully paid and non-assessable. The rights, preferences and privileges of holders of shares of common stock are subject to the rights of the holders of any shares of preferred stock which the Company may issue in the future.
5-for-1 reverse stock split: Effective as of June 20, 2016, pursuant to the June 2016 Reverse Split, the Company effected a five-for-one reverse stock split of its common shares. The reverse stock split was approved by shareholders at the Company's Special Meeting of Shareholders held on December 21, 2015. The reverse stock split reduced the number of the Company's common shares from 219,778,437 to 43,955,659 and affected all issued and outstanding common shares. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise have held a fractional share of the Company's common stock received a cash payment in lieu of such fractional share. All share and per share amounts disclosed in the accompanying financial statements give effect to this reverse stock split retroactively, for all periods presented.
On January 14, 2015, the Company completed a primary underwritten public offering of 9,800,084 of its common shares, at a price of $25.0 per share. The aggregate proceeds to the Company, net of underwriters' commissions and offering expenses, were $242,211.
On May 18, 2015, the Company completed a primary underwritten public offering of 11,250,000 of its common shares, at a price of $16.0 per share. The aggregate proceeds to the Company, net of underwriters' commissions and offering expenses, were $175,586.
As disclosed in Note 3 above, 34,234 common shares were issued during the year ended December 31, 2015, as consideration for the third installment payable to Oceanbulk Maritime S.A. as commission for the shipbuilding contracts of certain of the Company's newbuilding vessels. On September 9, 2016, the Company issued 138,453 common shares representing the fourth and last installment to Oceanbulk Maritime.
As disclosed in Note 5 above, 851,577 common shares were issued during the year ended December 31, 2015, as partial consideration for the final six Excel Vessels (Star Nina, Star Nicole, Star Claudia, Star Monisha, Rodon and Star Jennifer that were delivered to the Company during that period.
On April 13, 2016, the Company issued 131,545 common shares in connection with its 2015 Equity Incentive Plan and 3,000 shares to two of the Company's directors, which had been granted and vested on July 11, 2014 (as described in Note 12). In addition, during the fourth quarter of 2016, the Company issued 558,050 common shares in connection with its 2016 Plan.
On September 20, 2016, the Company completed a primary underwritten public offering of 11,976,745 of its common shares, at a price of $4.30 per share. The aggregate proceeds to the Company, net of underwriters' commissions and offering expenses, were $50,278.
On February 2, 2017, the Company completed a private placement of 6,310,272 common shares, at a price of $8.154 per share. The aggregate proceeds to the Company, net of private placement agent's fees and expenses, were $50,427. One of the Company's significant shareholders, Oaktree and its affiliates, purchased a total of 3,244,292 of the common shares in this private placement.
During the year ended December 31, 2017 the Company issued 1,220,825 common shares to the Company's directors and employees in connection with its equity incentive plans.